Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
14	Derivative financial instruments

The fair value of derivative financial instruments not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where available. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statements of profit or loss and other comprehensive income.  Transaction costs are recognised in profit or loss as incurred.

Derivative financial instrument expenses		2023	2022	2021

Put options	14.1(a)	1,097	38	–
Gold purchase options	14.2(a)	22	–	–
Gold loan	14.2(b)	–	(228)	21
Call options (December 13, 2021)	14.2(b)	–	(240)	–
Cap and collar options and Call options	14.2(c)	–	832	114
Call options transaction costs (March 9, 2022)	14.2(c)	–	796	–
Gold exchange-traded fund ("Gold ETF")		–	–	105
		1,119	1,198	240
Cash flows arising from investing activities
Acquisition of Put options	14.1(a)	(946)	(478)	–
Proceeds from derivative financial liabilities – Gold purchase options	14.2(a)	178	–	–
Proceeds from derivative financial assets - Gold ETF		–	–	1,066
		(768)	(478)	1,066

Cash flows arising from financing activities
Gold loan (repayment) proceeds	14.2(b)	–	(3,698)	2,752
Call options (December 13, 2021) proceeds	14.2(b)	–	–	208
Call options (March 9, 2022) acquisition	14.2(c)	–	(176)	–
Call options (March 9, 2022) proceeds	14.2(c)	–	416	–
		–	(3,458)	2,960

14.1	Derivative financial assets

		2023	2022

Put options	14.1(a)	88	440
		88	440

(a)	Put options

On December 19, 2023 the Company purchased put options to hedge 12,000 ounces of gold over a period of three months from January to March 2024 at a strike price of $1,950.

On September 29, 2023 and October 6, 2023 the Company purchased two gold purchase options of 1,000 ounces each at a market price of $1,875 and $1,841 per ounce.

On May 22, 2023 the Company purchased put options to hedge 28,000 ounces of gold over a period of seven months from June to December 2023 at a strike price of $1,900.

On December 22, 2022 the Company purchased put options to hedge 16,672 ounces of gold over a period of five months from December to May 2023 at a strike price of $1,750.

14	Derivative financial instruments (continued)

14.1	Derivative financial assets (continued)
(a)	Put options (continued)

The put options (together “the Put options”) were classified as level 1 in the fair value hierarchy.

On March 7, 2024 the Company purchased put options to hedge 12,000 ounces of gold over a period of three months from April to June 2024 at a strike price of $2,050.

On April 10, 2024 the Company purchased put options to hedge 12,000 ounces of gold over a period of three months from July to September 2024 at a strike price of $2,100.

14.2	Derivative financial liabilities

		2023	2022

Gold purchase options	14.2(a)	–	–
Gold loan	14.2(b)	–	–
Call options (December 13, 2021)	14.2(b)	–	–
Cap and collar options and Call options	14.2(c)	–	–
		–	–

(a)	Gold purchase options

On September 29, 2023 and October 6, 2023 the Company purchased two gold purchase options of 1,000 ounces each at a market price of $1,875 and $1,841 per ounce. The gold purchase options were purchased when the gold price was below $1,900 per ounce at the date of gold revenue delivery. This was done to match the expiry date of the Call options expiring on October 26, 2023 with the date of the gold sales from Blanket, by buying the gold options, in the event that the gold price was below $1,900 at date of pricing of the gold revenue sales by Blanket. Proceeds of $178 were received in October 2023 on in the money options exercised.

(b)	Gold loan and Call options

On December 13, 2021 the Company entered into two separate gold loan and option agreements with Auramet International LLC (“Auramet”).

In terms of the agreements the Group:

●	received $3 million less transaction costs from Auramet at inception of the gold loan agreement (the “Gold loan”);

●	is required to make two deliveries of 925 ounces each on May 31, 2022 and June 30, 2022 in repayment of the Gold loan or pay the equivalent in cash; and

●	granted call options (the “Call options”) on 6,000 ounces to Auramet with a strike price of $2,000 per ounce, expiring monthly in equal monthly tranches from June 30, 2022 to November 30, 2022.

14	Derivative financial instruments (continued)

14.2	Derivative financial liabilities (continued)
(b)	Gold loan and Call options (continued)

Accounting for the Gold loan and the Call options transactions:

●	At inception the fair value of the Gold loan was calculated at the amount received less the fair value of the Call options.
●	As at March 31, 2022 the fair value of the gold loan was calculated by discounting the fair value of the gold deliveries at a forward rate of $1,833 due by a market related discount rate.
●	At inception and at March 31, 2022 the Call options were valued at the quoted prices available from the CME Group Inc. at each respective date.
●	Differences in the fair values were accounted for as Fair value losses on derivative financial instruments in the consolidated statement of profit or loss and other comprehensive income.
●	The Call options were classified as level 1 in the fair value hierarchy and the Gold loan as level 2.
●	Derivative liabilities are not designated as hedging instruments.

Proceeds received under the Gold loan and Call options agreements were allocated as follows:

December 13, 2021
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752

The Gold loan was settled in full on June 30, 2022.    The remaining Call options, outstanding as at September 30, 2022, expired on October 31, 2022 and November 30, 2022.

(c)	Cap and collar options and Call options

On February 17, 2022 the Company entered into a zero cost contract to hedge 20,000 ounces of gold over a period of 5 months from March to July 2022. The hedging contract had a cap of $1,940 and a collar of $1,825 over 4,000 ounces of gold per month expiring at the end of each month over the 5-month period.

On March 9, 2022 in response to a very volatile gold price the Company purchased a matching quantity of Call options at a strike price above the cap at a total cost of $796 over 4,000 ounces of gold per month at strike prices of $2,100 per ounce from March 2022 to May 2022 and $2,200 per ounce from June 2022 to July 2022 in order to limit margin exposure and reinstate gold price upside above the strike price.

In April, 2022 Auramet and the Company each purchased matching quantities of Call options at a net settlement cost to the Company of $176 over 2,400 ounces of gold per month at strike prices of $1,886 and $1,959.50 respectively. These options were purchased to hedge against a short term increase in the gold price for the last week of April 2022. At the 2022 year end both these options expired.

The Cap and collar options and Call options were classified as level 1 in the fair value hierarchy.